Dec. 31, 2016
Lazard US Realty Equity Portfolio
Lazard US Realty Equity Portfolio

THE LAZARD FUNDS, INC.

Supplement to Current Prospectus

Lazard US Realty Equity Portfolio

The following replaces the table in “Fees and Expenses” in the Summary Prospectus and “Summary Section—Lazard US Realty Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.32%	.29%	.32%	**
Total Annual Portfolio Operating Expenses	1.07%	1.29%	1.07%
Fee Waiver and Expense Reimbursement***	.07%	—	.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement***	1.00%	1.29%	0.95%

*	Restated to reflect current management fee.

**	“Other Expenses” are based on estimated amounts for the current fiscal year, using “Other Expenses” for Institutional Shares from the last fiscal year.

***	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2027, to the extent Total Annual Portfolio Operating Expenses exceed 1.00%, 1.30% and 0.95% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” and extraordinary expenses. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces “Example” in the Summary Prospectus and “Summary Section—Lazard US Realty Equity Portfolio—Example” in the Prospectus:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$102	$318	$552	$1,225
Open Shares	$131	$409	$708	$1,556
R6 Shares	$97	$303	$525	$1,166

Dated: June 22, 2017